Income Tax - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Federal
Current, Federal	$ 23,592	$ 251,444
Return to provision	40,541
Deferred, Federal	(983,238)	(361,019)
Interest and penalties, Federal		210,648
State and Local
Current, State and Local
Return to provision
Deferred, State and Local
Foreign
Current, Foreign
Return to provision
Deferred, Foreign
Income tax provision	64,133	462,092
Change in valuation allowance – federal [Member]
Federal
Deferred, Federal		1,360,613
Foreign
Change in valuation allowance	983,238	361,019
Change in valuation allowance – state and local [Member]
Foreign
Change in valuation allowance
Change in valuation allowance – foreign [Member]
Federal
Deferred, Federal	0
Foreign
Change in valuation allowance